Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Modified Cash Basis)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Modified Cash Basis)
Kulicke and Soffa Industries, Inc. Incentive Savings Plan
EIN 23-1498399 Plan 002
Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Modified Cash Basis)
As of December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor, or similar party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value	% Of Assets
*	Vanguard Institutional Index Fund Inst'l Shares	Registered Investment Company	N/A	$38,376,611	18.74%
	JPMorgan Large Cap Growth Fund; Class R6	Registered Investment Company	N/A	30,975,512	15.13%
**	MassMutual Diversified SAGIC II	Pooled Separate Account	N/A	13,327,007	6.51%
*	Vanguard Target Retirement 2040 Fund	Registered Investment Company	N/A	11,446,218	5.59%
*	Vanguard Target Retirement 2050 Fund	Registered Investment Company	N/A	11,307,891	5.52%
*	Vanguard Total Bond Market Index Fund: Inst'l Shr	Registered Investment Company	N/A	11,269,197	5.50%
*	Vanguard Target Retirement 2030 Fund	Registered Investment Company	N/A	10,099,124	4.93%
*	Vanguard Target Retirement 2020 Fund	Registered Investment Company	N/A	9,570,177	4.67%
*	Vanguard brokerage option	Self-directed Brokerage Account	N/A	9,305,424	4.54%
*	Vanguard Mid-Cap Index Fund Institutional Shares	Registered Investment Company	N/A	8,343,209	4.08%
*	Vanguard Developed Markets Index Fund Institutional Shares	Registered Investment Company	N/A	7,164,565	3.50%
*	Vanguard Small-Cap Index Fund Institutional Shares	Registered Investment Company	N/A	6,801,500	3.32%
*	Kulicke & Soffa Stock Fund	Company Common Stock	N/A	6,096,529	2.98%
*	Vanguard International Core Stock Fund Admiral Shares	Registered Investment Company	N/A	5,452,828	2.66%
	Fidelity Total Bond K6 Fund	Registered Investment Company	N/A	5,404,433	2.64%
	Principal MidCap Fund; Institutional Class	Registered Investment Company	N/A	4,214,300	2.06%
*	Vanguard Target Retirement 2060 Fund	Registered Investment Company	N/A	3,493,329	1.71%
*	Vanguard Target Retirement Income	Registered Investment Company	N/A	3,024,919	1.48%
	JPMorgan Equity Income Fund; Class R6	Registered Investment Company	N/A	2,661,159	1.30%
	American Funds New Perspective Fund; Class R-6	Registered Investment Company	N/A	2,038,353	1.00%
	John Hancock Disciplined Value Mid Cap Fund; Class R6	Registered Investment Company	N/A	1,473,492	0.72%
	DFA US Targeted Value Portfolio	Registered Investment Company	N/A	870,768	0.43%
	Fidelity Small Cap Growth K6 Fund	Registered Investment Company	N/A	782,643	0.38%
*	Vanguard Cash Reserves Federal MM Fund Admiral Shares	Registered Investment Company	N/A	596,456	0.29%
*	Vanguard Target Retirement 2070 Fund	Registered Investment Company	N/A	29,393	0.01%

*	Participant loans	Notes receivable from participants, interest rates from (3.25% to 8.50%), maturity dates vary through 2037, secured by account balances	$0	628,745	0.31%

				$204,753,782	100%
*	A party-in-interest as defined by ERISA
**	At contract value
N/A	Cost is not required for participant-directed investments